Document and Entity Information	12 Months Ended
Mar. 29, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	BOOT BARN HOLDINGS, INC.
Entity Central Index Key	0001610250
Amendment Flag	false